Fair Value of Derivatives and Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2011
Fair Value of Derivatives and Financial Instruments [Abstract]
Estimated fair values of financial instruments either recorded or disclosed on a recurring basis

		Fair Value at December 31, 2011 Using
	December 31, 2011	Quoted Prices in Active Markets for Identical Assets or Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Description:
Derivatives- Interest rate contracts (c)	$89	$—	$89	$—

Total assets	$89	$—	$89	$—

Derivatives- Interest rate contracts (c)	$13,660	$—	$13,660	$—
Contingent purchase
Consideration (d)	3,000	—	—	3,000
Secured debt instruments- fixed rate: (a)
Mortgage notes payable	635,531	—	—	635,531
Fannie Mae credit facilities	799,584	—	—	799,584
Secured debt instruments- variable rate: (a)	—
Mortgage notes payable	151,685	—	—	151,685
Tax-exempt secured notes payable	94,700	—	—	94,700
Fannie Mae credit facilities	310,451	—	—	310,451
Unsecured debt instruments: (b)	—
Commercial bank	421,000	—	—	421,000
Senior Unsecured Notes	1,675,189	—	—	1,675,189

Total liabilities	$4,104,800	$—	$13,660	$4,091,140

		Fair Value at December 31, 2010 Using
	December 31, 2010	Quoted Prices in Active Markets for Identical Assets or Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Description:
Available-for-sale equity securities	$3,866	$3,866	$—	$—
Derivatives- Interest rate contracts (c)	514	—	514	—

Total assets	$4,380	$3,866	$514	$—

Derivatives- Interest rate contracts (c)	$6,597	$—	$6,597	$—
Contingent purchase consideration (d)	5,402	—	—	5,402
Secured debt instruments- fixed rate: (a)
Mortgage notes payable	306,515	—	—	306,515
Tax-exempt secured notes payable	13,885	—	—	13,885
Fannie Mae credit facilities	927,413	—	—	927,413
Secured debt instruments- variable rate: (a)
Mortgage notes payable	405,641	—	—	405,641
Tax-exempt secured notes payable	94,700	—	—	94,700
Fannie Mae credit facilities	260,450	—	—	260,450
Unsecured debt instruments: (b)
Commercial bank	31,750	—	—	31,750
Senior Unsecured Notes	1,625,492	264,849	—	1,360,643

Total liabilities	$3,677,845	$264,849	$6,597	$3,406,399

Redeemable Non-controlling Interests	$119,057	$—	$119,057	$—

(a)	See Note 6, Secured Debt
(b)	See Note 7, Unsecured Debt
(c)	See Note 13, Derivatives and Hedging Activity
(d)	In the first quarter of 2010, the Company accrued a liability of $6.0 million related to a contingent purchase consideration on one of its properties. The contingent consideration was determined based on the fair market value of the related asset which is estimated using Level 3 inputs utilized in a third party appraisal. The Company paid approximately $635,000 of the liability during the year ended December 31, 2010. The remaining balance of $5.4 million was paid during the year ended December 31, 2011 in conjunction with the sale of the property. The fair value of the contingent purchase consideration is also inclusive of $3.0 million accrued in relation to our acquisition of a development property in a consolidated joint venture as of and during the year ended December 31, 2011. (See Note 5, Joint Ventures.)